Net Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Finance Expense [Abstract]
Interest expenses from loans and financings	$ 1,152,892	$ 1,183,852	$ 909,942
Interest income from present value adjustments	97,980	117,866	110,677
Interest income from short-term investments	$ 182,812	$ 105,839	$ 68,478